WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 60.6%
COMMUNICATION SERVICES - 5.2%
Entertainment - 0.8%
Allen Media LLC/Allen Media Co-Issuer Inc.,
Senior Notes	10.500%	2/15/28	$1,390,000	$682,038	(a)(b)

Media - 1.2%
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,000,000	832,785	(b)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	220,000	186,468	(a)(b)

Total Media				1,019,253

Wireless Telecommunication Services - 3.2%
Sprint Corp., Senior Notes	7.875%	9/15/23	2,520,000	2,616,075	(b)

TOTAL COMMUNICATION SERVICES				4,317,366

CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.2%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,000,000	961,580	(b)

Distributors - 1.3%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	485,100	521,570	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	470,628	531,221	(a)(c)

Total Distributors				1,052,791

Diversified Consumer Services - 1.3%
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,270,000	1,114,476	(a)(b)

Hotels, Restaurants & Leisure - 5.6%
Carnival Corp., Senior Notes	7.625%	3/1/26	150,000	129,441	(a)(b)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	2,000,000	1,885,940	(a)(b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,020,000	1,649,330	(a)(b)
Golden Entertainment Inc., Senior Notes	7.625%	4/15/26	990,000	989,009	(a)(b)

Total Hotels, Restaurants & Leisure				4,653,720

Household Durables - 1.2%
CD&R Smokey Buyer Inc., Senior Secured Notes	6.750%	7/15/25	350,000	330,190	(a)(b)
New Home Co. Inc., Senior Notes	7.250%	10/15/25	820,000	668,004	(a)(b)

Total Household Durables				998,194

Specialty Retail - 2.3%
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	1,000,000	956,677	(a)(b)
Guitar Center Inc., Senior Secured Notes	8.500%	1/15/26	1,000,000	920,650	(a)(b)

Total Specialty Retail				1,877,327

TOTAL CONSUMER DISCRETIONARY				10,658,088

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	$1,000,000	$970,866	(b)

ENERGY - 15.3%
Energy Equipment & Services - 1.4%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,260,000	1,185,944	(a)(b)

Oil, Gas & Consumable Fuels - 13.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	1/15/28	1,990,000	1,956,966	(a)(b)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	4,450,000	4,193,168	(a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	490,000	489,343	(a)(b)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	50,000	50,186	(a)(b)
CrownRock LP/CrownRock Finance Inc., Senior Notes	5.000%	5/1/29	1,010,000	939,603	(a)(b)
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	170,000	165,301	(a)(b)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	450,000	463,761	(a)(b)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	5.000%	2/1/28	2,050,000	1,893,401	(a)(b)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	700,000	726,453	(a)(b)
Range Resources Corp., Senior Notes	4.750%	2/15/30	350,000	334,761	(a)(b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	200,000	191,340	(a)(b)

Total Oil, Gas & Consumable Fuels				11,404,283

TOTAL ENERGY				12,590,227

FINANCIALS - 4.3%
Capital Markets - 1.2%
TriplePoint Venture Growth BDC Corp.	4.500%	3/1/26	1,000,000	932,850	(d)(e)

Consumer Finance - 1.8%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	750,000	690,911	(a)(b)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	1,000,000	808,820	(a)(b)

Total Consumer Finance				1,499,731

Thrifts & Mortgage Finance - 1.3%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,060,000	1,076,112	(a)(b)

TOTAL FINANCIALS				3,508,693

HEALTH CARE - 2.8%
Health Care Providers & Services - 2.8%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,090,000	904,069	(a)(b)
Cano Health LLC, Senior Notes	6.250%	10/1/28	330,000	296,263	(a)(b)

See Notes to Schedule of Investments.

2	Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	$450,000	$400,158	(a)(b)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,500,000	701,250	(a)(b)

TOTAL HEALTH CARE				2,301,740

INDUSTRIALS - 13.8%
Airlines - 1.2%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,000,000	977,479	(a)(b)

Building Products - 0.5%
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	540,000	426,611	(a)(b)

Commercial Services & Supplies - 2.4%
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	2,090,000	1,935,622	(a)(b)

Construction & Engineering - 2.9%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	620,000	556,878	(a)(b)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,120,000	979,939	(a)(b)
VM Consolidated Inc., Senior Notes	5.500%	4/15/29	1,000,000	877,951	(a)(b)

Total Construction & Engineering				2,414,768

Machinery - 2.2%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	280,000	248,578	(a)(b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	720,000	688,783	(b)
TriMas Corp., Senior Notes	4.125%	4/15/29	1,000,000	887,850	(a)(b)

Total Machinery				1,825,211

Professional Services - 0.5%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	460,000	411,564	(a)(b)

Trading Companies & Distributors - 3.2%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,890,000	1,591,323	(a)(b)
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	200,000	154,095	(a)(b)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,000,000	913,760	(b)

Total Trading Companies & Distributors				2,659,178

Transportation Infrastructure - 0.9%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,000,000	698,984	(a)(b)

TOTAL INDUSTRIALS				11,349,417

INFORMATION TECHNOLOGY - 1.5%
IT Services - 0.6%
CPI CG Inc., Senior Secured Notes	8.625%	3/15/26	468,000	453,834	(a)(b)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.9%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	$320,000	$296,800	(a)(b)
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	530,000	484,907	(b)
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	4,174,495	0	*(c)(d)(e)(f)(g)

Total Software				781,707

TOTAL INFORMATION TECHNOLOGY				1,235,541

MATERIALS - 0.5%
Containers & Packaging - 0.5%
Pactiv LLC, Senior Notes	8.375%	4/15/27	500,000	435,995	(b)

REAL ESTATE - 3.1%
Real Estate Management & Development - 3.1%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	3,030,000	2,583,363	(a)(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $60,290,363)				49,951,296

SENIOR LOANS - 39.7%
COMMUNICATION SERVICES - 1.6%
Entertainment - 1.6%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	7.704%	2/10/27	1,466,014	1,296,139	(h)(i)(j)

CONSUMER DISCRETIONARY - 6.9%
Auto Components - 1.2%
Autokiniton US Holdings Inc., Closing Date Term Loan B (1 mo. USD LIBOR + 4.500%)	6.298%	4/6/28	990,000	963,602	(h)(i)(j)

Automobiles - 0.3%
American Trailer World Corp., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.850%)	6.177%	3/3/28	246,256	214,585	(h)(i)(j)

Diversified Consumer Services - 1.2%
Lakeshore Learning Materials, Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.287%	9/29/28	995,000	958,931	(h)(i)(j)

Hotels, Restaurants & Leisure - 1.1%
Pacific Bells LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	6.816%	11/10/28	995,052	952,762	(h)(i)(j)

See Notes to Schedule of Investments.

4	Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 3.1%
ALCV Purchaser Inc., Initial Term Loan (1 mo. USD LIBOR + 6.750%)	9.009%	4/15/26	$750,000	$716,250	(e)(h)(i)(j)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	11/2/27	985,000	952,988	(e)(h)(i)(j)
Rent-A-Center Inc., Term Loan B2 (3 mo. USD LIBOR + 3.250%)	6.063%	2/17/28	994,962	899,197	(h)(i)(j)

Total Specialty Retail				2,568,435

TOTAL CONSUMER DISCRETIONARY				5,658,315

CONSUMER STAPLES - 2.7%
Food Products - 2.7%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	10.122%	10/1/26	2,720,000	2,277,157	(h)(i)(j)

FINANCIALS - 7.1%
Capital Markets - 2.3%
Cardinal Parent Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.759%	11/12/27	962,814	913,470	(h)(i)(j)
Cowen Inc., Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.635%	3/24/28	985,000	957,912	(e)(h)(i)(j)

Total Capital Markets				1,871,382

Insurance - 3.7%
AIS Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.000%)	7.806%	8/15/25	20,875	20,249	(e)(h)(i)(j)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.373%	3/18/27	2,009,357	1,986,751	(h)(i)(j)
Baldwin Risk Partners LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	5.372%	10/14/27	1,083,549	1,047,434	(h)(i)(j)

Total Insurance				3,054,434

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (1 mo. USD LIBOR + 3.500%)	5.759%	3/11/28	987,500	920,844	(e)(h)(i)(j)

TOTAL FINANCIALS				5,846,660

HEALTH CARE - 3.6%
Health Care Providers & Services - 2.5%
Agiliti Health Inc., Term Loan (1 mo. USD LIBOR + 2.750%)	5.125%	1/4/26	368,644	359,427	(e)(h)(i)(j)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.000%	2/18/27	1,860,119	1,736,421	(h)(i)(j)

Total Health Care Providers & Services				2,095,848

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Technology - 1.1%
Virgin Pulse Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.372%	4/6/28	$992,500	$869,266	(h)(i)(j)

TOTAL HEALTH CARE				2,965,114

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.5%
WP CPP Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.560%	4/30/25	489,056	430,370	(h)(i)(j)

Building Products - 0.6%
CP Atlas Buyer Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	6.122%	11/23/27	537,696	474,700	(h)(i)(j)

Commercial Services & Supplies - 3.3%
KC Culinarte Intermediate LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.130%	8/25/25	1,934,625	1,803,032	(h)(i)(j)
LTR Intermediate Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.750%	5/5/28	990,000	898,425	(h)(i)(j)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.372%	5/14/26	29,478	28,773	(h)(i)(j)

Total Commercial Services & Supplies				2,730,230

TOTAL INDUSTRIALS				3,635,300

INFORMATION TECHNOLOGY - 12.8%
IT Services - 8.5%
Access CIG LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	9.325%	2/27/26	3,470,984	3,332,145	(h)(i)(j)
Project Alpha Intermediate Holding Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 4.000%)	6.380%	4/26/24	2,884,000	2,819,110	(h)(i)(j)
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	7.533%	4/27/28	992,500	846,106	(h)(i)(j)

Total IT Services				6,997,361

Software - 4.3%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.372%	10/16/26	1,984,325	1,926,571	(h)(i)(j)
Symplr Software Inc., First Lien Term Loan (3 mo. Term SOFR + 4.500%)	6.554%	12/22/27	1,728,125	1,652,952	(h)(i)(j)

Total Software				3,579,523

TOTAL INFORMATION TECHNOLOGY				10,576,884

See Notes to Schedule of Investments.

6	Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	July 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.6%
Paper & Forest Products - 0.6%
Schweitzer-Mauduit International Inc., Term
Loan B (1 mo. USD LIBOR + 3.750%)	6.125%	4/20/28	$495,000	$470,250	(e)(h)(i)(j)

TOTAL SENIOR LOANS (Cost - $34,774,429)				32,725,819

			SHARES
COMMON STOCKS - 3.2%
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Oasis Petroleum Inc.			8,804	1,129,025

HEALTH CARE - 1.8%
Health Care Providers & Services - 1.8%
Option Care Health Inc.			44,396	1,491,706	*

TOTAL COMMON STOCKS (Cost - $1,597,963)				2,620,731

	RATE
PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Capital Markets - 0.6%
B Riley Financial Inc. (Cost - $500,000)	6.000%		20,000	461,600

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $97,162,755)				85,759,446

SHORT-TERM INVESTMENTS - 6.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,215,269)	1.979%		5,215,269	5,215,269	(k)

TOTAL INVESTMENTS - 110.4% (Cost - $102,378,024)				90,974,715

Liabilities in Excess of Other Assets - (10.4)%				(8,576,223)

TOTAL NET ASSETS - 100.0%				$82,398,492

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	July 31, 2022

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	The coupon payment on this security is currently in default as of July 31, 2022.

(g)	Value is less than $1.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $5,215,269 and the cost was $5,215,269 (Note 2).

Abbreviation(s) used in this schedule:

CPI	— Consumer Price Index
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Income Fund Inc. (the “Fund”) was incorporated in Maryland on June 29, 2011 and is registered as a non-diversified, limited-term closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 2014. The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings and any preferred stock that may be outstanding) in securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 30, 2022. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

9

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

10

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$2,575,843	$932,850		$3,508,693
Information Technology	—	1,235,541	0	*	1,235,541
Other Corporate Bonds & Notes	—	45,207,062	—		45,207,062
Senior Loans:
Consumer Discretionary	—	3,989,077	1,669,238		5,658,315
Financials	—	3,947,655	1,899,005		5,846,660
Health Care	—	2,605,687	359,427		2,965,114
Materials	—	—	470,250		470,250
Other Senior Loans	—	17,785,480	—		17,785,480
Common Stocks	$2,620,731	—	—		2,620,731
Preferred Stocks	461,600	—	—		461,600

Total Long-Term Investments	3,082,331	77,346,345	5,330,770		85,759,446

Short-Term Investments†	5,215,269	—	—		5,215,269

Total Investments	$8,297,600	$77,346,345	$5,330,770		$90,974,715

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2022		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	$936,380		—	—	$(3,530)	—
Information Technology	0	*	—	—	—	—
Senior Loans:
Consumer Discretionary	1,795,294		$848	$756	(62,912)	$10,206
Financials	980,100		361	22,946	(59,815)	—
Health Care	366,824		1,237	49	(7,730)	—
Materials	—		60	12	(19,860)	491,288

Total	$4,078,598		$2,506	$23,763	$(153,847)	$501,494

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2022		Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2022[1]
Corporate Bonds & Notes:
Financials	—	—	—	$932,850		$(3,530)
Information Technology	—	—	—	0	*	—
Senior Loans:
Consumer Discretionary	$(75,180)	$952,988	$(952,762)	1,669,238		(34,021)
Financials	(2,500)	957,913	—	1,899,005		(59,815)
Health Care	(953)	—	—	359,427		(7,730)
Materials	(1,250)	—	—	470,250		(19,860)

Total	$(79,883)	$1,910,901	$(952,762)	$5,330,770		$(124,956)

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Notes to Schedule of Investments (unaudited) (continued)

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at April 30, 2022	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,820,845	$7,456,312	7,456,312	$5,061,888	5,061,888

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$13,407	—	$5,215,269

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